Royalties, mining and income tax, and deferred tax - Receivables and payables (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Mining and income tax
Tax, carbon tax and royalties receivable	R (863)	R (973)	R (723)
Tax, carbon tax and royalties payable	342	743	104
Non-current portion of tax, carbon tax and royalties payable	13	64	11
Current portion of tax, carbon tax and royalties payable	329	679	93
Net tax, carbon tax and royalties receivable	(521)	(230)	(619)
Reconciliation of the net tax, carbon tax and royalties receivable balance:
Balance at beginning of the year	(230)	(619)	(1,046)
Royalties, carbon tax and current tax	1,963	4,230	11,106
Royalties, carbon tax and tax paid	(2,236)	(4,131)	(10,681)
Royalties and carbon tax paid	(784)	(922)	(1,815)
Tax paid	(1,452)	(3,209)	(8,866)
Tax payable/(receivable) on acquisition of subsidiaries	0	285	(3)
Other	0	10	(8)
Foreign currency translation	(18)	(5)	13
Balance at end of the year	(521)	(230)	(619)
Royalty tax	543	1,050	1,834
Carbon tax	2	2	(10)
Tax charge	R 1,418	R 3,178	R 9,282